Offerings - Offering: 1	Sep. 29, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 971,000.00
Amount of Registration Fee	$ 148.66
Offering Note	(1) Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) The fee of $148.66 was previously paid - Accession No. [0001104659-25-091588].